INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 78,452	$ 89,759
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(47,398)	(56,549)
Total investment in sales-type lease	51,374	53,530
Current portion	2,555	2,156
Long-term portion	48,819	51,374
Total investment in sales-type lease	51,374	53,530
Future minimum gross revenues [Abstract]
2012	11,307
2013	11,307
2014	11,338
2015	11,307
2016	11,307
Thereafter	21,886
Total minimum lease revenues	$ 78,452